Basic and Diluted Loss Per Share - Schedule of Diluted Loss Per Share Attributable to Ordinary Shareholders (Details) - shares	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Diluted Loss Per Share Attributable to Ordinary Shareholders [Line Items]
Antidilutive shares	11,112,391	3,679,520
Ordinary share options [Member]
Schedule of Diluted Loss Per Share Attributable to Ordinary Shareholders [Line Items]
Antidilutive shares	581,607	73,501
Warrants [Member]
Schedule of Diluted Loss Per Share Attributable to Ordinary Shareholders [Line Items]
Antidilutive shares	10,530,784	3,606,019